Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2012
Employee Benefit Plans [Abstract]
Amounts recorded as expense in the consolidated statement of operations

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
				(unaudited)		(unaudited)
Cost of revenue	$373	$312	$219	$59	$104	$123	$151
Technology and development	323	282	256	67	79	134	137
Sales and marketing	461	422	391	104	136	213	224
General and administration	1,353	1,388	1,378	345	796	729	1,162

Total	$2,510	$2,404	$2,244	$575	$1,115	$1,199	$1,674

Summary of weighted-average fair value of stock options granted

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
				(unaudited)		(unaudited)
Stock options granted (in thousands)	924	1,137	139	32	79	138	871
Weighted average fair value at date of grant	$2.83	$2.88	$6.09	$6.42	$5.46	$6.09	$5.35

Stock option activity

	Shares	Weighted average exercise price	Remaining contractual term (years)	Aggregate intrinsic value (dollars in thousands)
December 31, 2010	4,507	$7.16	7.51	$17,213
Granted	139	11.24
Exercised	(20)	1.33
Forfeited	(86)	7.89

Outstanding as of December 31, 2011	4,540	$7.29	6.62	$10,888

Vested and expected to vest at December 31, 2011	4,327	$7.28	6.54	$10,008
Exercisable at December 31, 2011	4,540	$7.29	6.62	$10,888
Granted	871	9.69
Exercised	(8)	1.00
Forfeited	(160)	7.86

Outstanding as of June 30, 2012 (unaudited)	5,243	$7.68	6.72	$38,665

Calculated fair value of option award using the Black-Scholes option pricing model

	December 31,
	2009	2010	2011
Fair value of underlying stock per share	$6.14-7.42	$5.32-6.18	$10.98-12.10
Expected volatility	47.0%	46.0-50.9%	54.72-56.09%
Risk-free interest rate	2.13-2.72%	1.13-3.12%	2.18-2.72%
Expected term	4.95-6.06 years	5.26-8.50 years	5.47-6.08 years
Dividend yield	0.00%	0.00%	0.00%

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2012	2011	2012
	(unaudited)		(unaudited)
Fair value of underlying stock per share	$12.10	$10.66	$10.98-12.10	$9.59-10.66
Expected volatility	54.72-54.77%	54.63-54.75%	54.72-56.09%	54.63-56.14%
Risk-free interest rate	2.18-2.23%	0.95-0.98%	2.18-2.72%	0.94-1.74%
Expected term	5.90-6.07 years	5.94-6.08 years	5.47-6.08 years	5.27-8.50 years
Dividend yield	0.00%	0.00%	0.00%	0.00%